Goodwill and Other Acquired Intangible Assets - Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 254.5
2016	248.0
2017	233.6
2018	197.6
2019	$ 191.6